Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Parties
25.	RELATED PARTIES

Biotech Avenir SAS and The NASH Epidemiology InstituteTM , an endowment fund set up by the Company, are related parties within the meaning of IAS 24.9.

The registered office of Biotech Avenir SAS and that of The NASH Epidemiology InstituteTM are located at the same address as the Company. These domiciliations are provided without charge.

Biotech Avenir

Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e., the four co-founders of the Company and approximately thirteen Company employees.

Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.

At December 31, 2019, Biotech Avenir SAS held 4.86% of the share capital of the Company.

The Company did not carry out any transactions with Biotech Avenir in 2017, 2018 or 2019, with the exception of the domiciliation without charge.

The NASH Epidemiology InstituteTM

The NASH Education Program TM (which became The NASH Epidemiology Institute TM ) endowment fund was created in November 2016 at the initiative of the Group to develop and finance disease awareness activities targeting medical professionals and the general public.

The transactions carried out in 2017, 2018 and 2019 between the Group and The NASH Education Program TM (now The NASH Epidemiology Institute TM) and the Group's obligations with respect to The NASH Epidemiology Institute TM are described in Note 27, "Commitments".

Frédéric Desdouits

Mr. Frédéric Desdouits, member of the Genfit Board of Directors since June 2014 , was appointed CEO of PCAS Group in March 2019.  Elafibranor’s active principal ingredient has been made by a PCAS Group production unit since 2013, and since Mr. Frédéric Desdouits became PCAS Group’s CEO, has become a related party as defined by IAS 24.9 since March 2019. In 2019, we paid PCAS Group a total of €1.7 million (tax included).

In January 2020, the Company signed a Memorandum of Understanding with PCAS settings out the conditions under which the PCAS Group will:

•	set up a second manufacturing source for the active ingredient used in the composition of elafibranor, as part of initiatives to secure Genfit’s supply chain;
•	carry out technology transfers between the current manufacturing unit and the second source; and
•	undertake the necessary investments to carry out this goal and to increase the production capacity of the active ingredient in view of a potential future marketing authorization for elafibranor.